UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No. 1

The Form 10-D is being amended to correct the Issuing Entity name displayed in the Certificate Administrator account balance section.

No modifications were made to the Monthly Distribution Report provided to investors.

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: March 18, 2017 to April 17, 2017

Commission File Number of issuing entity: 333-180779-15

Central Index Key Number of issuing entity: 0001636513

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001682532

Starwood Mortgage Funding III LLC

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3968474
38-3968475
38-3968476
38-7135357

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑S			X
A‑SB			X
B			X
C			X
PST			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 17, 2017 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on April 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.22%	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, Starwood Mortgage Funding III LLC, or CIBC Inc. (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from March 18, 2017 to April 17, 2017.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 14, 2017. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on February 7, 2017. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on February 3, 2017. The CIK number of CIBC Inc. is 0001548567.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 14, 2017. The CIK number of Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A. (“Wells Fargo Bank”), in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

*REO Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	03/17/2017	$2,849.79
Current Distribution Date:	04/17/2017	$3,174.52
Interest Reserve Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00
Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00
TA Unused Fees Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, relating to the April 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ George Kok

George Kok, President

Date: June 12, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, relating to the April 17, 2017 distribution.